UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gabalex Capital Management LLC
Address: 540 Madison Avenue, Suite 27A
         New York, NY  10022

13F File Number:  028-13341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth A. Cowin
Title:     Chief Operating Officer
Phone:     (212) 371-9952

Signature, Place, and Date of Signing:

  /s/ Kenneth A. Cowin     New York, NY     May 07, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:    $250,789 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    20975   500000 SH       SOLE                   500000        0        0
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101      778    64000 SH  CALL SOLE                        0        0        0
APPLE INC                      COM              037833100      307    40000 SH  PUT  SOLE                    40000        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     7308       60 SH       SOLE                       60        0        0
BLACKROCK INC                  COM              09247X101      122    50000 SH  PUT  SOLE                    50000        0        0
CEMEX SAB DE CV                SPON ADR NEW     151290889       34   296600 SH  CALL SOLE                        0        0        0
CHUBB CORP                     COM              171232101    20740   400000 SH       SOLE                   400000        0        0
CHUBB CORP                     COM              171232101    10352   860100 SH  CALL SOLE                        0        0        0
COSTCO WHSL CORP NEW           COM              22160K105     5971   100000 SH       SOLE                   100000        0        0
DEERE & CO                     COM              244199105     7433   125000 SH       SOLE                   125000        0        0
DEVON ENERGY CORP NEW          COM              25179M103     9665   150000 SH       SOLE                   150000        0        0
DEVON ENERGY CORP NEW          COM              25179M103     6540  1200000 SH  CALL SOLE                        0        0        0
DIREXION SHS ETF TR            30YR TREAS ETF   25459W540     3465    52500 SH       SOLE                    52500        0        0
EXXON MOBIL CORP               COM              30231G102    16745   250000 SH       SOLE                   250000        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857      370   150000 SH  PUT  SOLE                   150000        0        0
HOME DEPOT INC                 COM              437076102     8088   250000 SH       SOLE                   250000        0        0
ISHARES TR INDEX               FTSE XNHUA IDX   464287184      223    13000 SH  CALL SOLE                        0        0        0
JOHNSON & JOHNSON              COM              478160104     9780   150000 SH       SOLE                   150000        0        0
MCDONALDS CORP                 COM              580135101    10008   150000 SH       SOLE                   150000        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     6456   100000 SH       SOLE                   100000        0        0
MICROSOFT CORP                 COM              594918104     8930   950000 SH  CALL SOLE                        0        0        0
MICROSOFT CORP                 COM              594918104     8786   300000 SH       SOLE                   300000        0        0
MORGAN STANLEY CHINA A SH FD   COM              617468103    11095   382600 SH       SOLE                   382600        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     8116   200000 SH       SOLE                   200000        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     3188   250000 SH  CALL SOLE                        0        0        0
NOKIA CORP                     SPONSORED ADR    654902204     3885   250000 SH       SOLE                   250000        0        0
NOVELL INC                     COM              670006105     2550   425000 SH       SOLE                   425000        0        0
PETROBRAS ENERGIA S A          SPONS ADR        71646J109     2073   480000 SH  CALL SOLE                        0        0        0
POTASH CORP SASK INC           COM              73755L107    20887   175000 SH       SOLE                   175000        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297     2244   220000 SH  CALL SOLE                        0        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297    15824   325000 SH       SOLE                   325000        0        0
SCHLUMBERGER LTD               COM              806857108     6346   100000 SH       SOLE                   100000        0        0
SCHLUMBERGER LTD               COM              806857108     2348   150000 SH  CALL SOLE                        0        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     5448    50000 SH       SOLE                    50000        0        0
WALGREEN CO                    COM              931422109     3709   100000 SH       SOLE                   100000        0        0